Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

(the “Fund”)

December 23, 2025

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2025.

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Effective January 29, 2026, the Fund’s name will change to “Catalyst Tactical Allocation Fund.” Also effective January 29, 2026, Lyons Wealth Management, LLC (“Lyons”) no longer serves as the sub-advisor of the Fund, and Mark Zavanelli and Alexander Read are no longer Portfolio Managers of the Fund. Accordingly, all references to Lyons and Messrs. Zavanelli and Read are hereby deleted in their entirety. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC (the “Advisor”), and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

Accordingly, the following changes to the Prospectus and Summary Prospectus are effective January 29, 2026:

1)	The sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst/Lyons Tactical Allocation Fund - Portfolio Managers” are deleted and replaced with the following:

Portfolio Managers: David Miller, Chief Investment Officer and Senior Portfolio Manager of the Advisor, and Charles Ashley, Portfolio Manager of the Advisor, serve as the Fund’s portfolio managers. Messrs. Miller and Ashley are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Miller and Ashley have served the Fund as portfolio managers since January 2026.

2)	The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers: Catalyst/Lyons Tactical Allocation Fund” is deleted and replaced with the following:

Portfolio Managers – Catalyst Tactical Allocation Fund

David Miller, Senior Portfolio Manager, Chief Investment Officer, and Co-Founder of the Advisor.

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Mr. Miller is a Senior Portfolio Manager, Chief Investment Officer, and Co-Founder of the Advisor. He has also been Senior Portfolio Manager and Chief Investment Officer of Rational Advisors, Inc., an affiliate of the Advisor, since 2016. Mr. Miller has been a member of Catalyst International Advisors LLC since 2019 and Insights Media LLC since 2019. He received a BS in Economics from the University of Pennsylvania, Wharton School and an MBA in Finance from the University of Michigan, Ross School of Business.

Charles Ashley, Portfolio Manager of the Advisor.

Mr. Ashley has served as a portfolio manager of the Advisor since November 2017. Mr. Ashley joined the Advisor in February 2016 as a senior analyst to provide investment research and assist with the day-to-day management of several mutual funds. He also serves as a portfolio manager of Rational Advisors, Inc., an affiliate of the Advisor, since 2017. Mr. Ashley has an MBA from the University of Michigan, Ross School of Business and a B.A. from the Michigan State University, Eli Broad College of Business.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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 Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

(the “Fund”)

December 23, 2025

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2025.

______________________________________________________________________________

Effective January 29, 2026, the Fund’s name will change to “Catalyst Tactical Allocation Fund.” Also effective January 29, 2026, Lyons Wealth Management, LLC (“Lyons”) no longer serves as the sub-advisor of the Fund, and Mark Zavanelli and Alexander Read are no longer Portfolio Managers of the Fund. Accordingly, all references to Lyons and Messrs. Zavanelli and Read are hereby deleted in their entirety. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC (the “Advisor”), and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

Accordingly, the following changes to the SAI are effective January 29, 2026:

1)	The following information replaces the paragraph under the section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Managers – Tactical Allocation Fund”:

Subject to the oversight and approval of the Advisor, David Miller and Charles Ashley are the portfolio managers responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller’s compensation from the Advisor is based on a percentage of the overall profits of the Advisor. He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor's business. He also participates in a pension plan. Mr. Ashley’s compensation from the Advisor is a fixed base salary and a discretionary bonus based on the discretion of the Advisor.

2)	The following information is added to the paragraph under the section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Managers’ Other Accounts Managed – All Funds”:

As of November 30, 2025, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by David Miller and Charles Ashley, are as follows:

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Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets (millions)
David Miller	8	$1,155.61	1	$9.2	0	$0
Charles Ashley	7	$1,145.61	1	$9.2	0	$0

The advisory fee for the registered investment companies, other pooled investment vehicles or other accounts managed by each of the portfolio managers listed above are not based on the performance of the respective account.

The following table shows the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of November 30, 2025.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
David Miller	None
Charles Ashley	None

3)	The table under the section of the Fund’s SAI entitled “PROXY VOTING POLICY” is replaced with the following:

Fund	Responsible Party
Insider Buying Fund	Catalyst
Energy Infrastructure Fund	SL Advisors
Global Equity Fund	MAP
Tactical Allocation Fund	Catalyst
Dynamic Alpha Fund	CP

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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